UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Cardinal Capital Management, Inc.
       2626 Glenwood Avenue, Suite 380
       Raleigh, NC   27608



Form 13F File Number:  28-13067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn Andrews
Title:  President
Phone: 919-532-7500

Signature, Place, and Date of Signing:


    Glenn Andrews        Raleigh, North Carolina     August 2, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               79
                                                  -----------------------

Form 13F Information Table Value Total:             103602 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3M Company                      Common     88579Y101        4191     53059SH               Sole        N/A       53059
Agilent Technol                 Common     00846U101        1419     49901SH               Sole        N/A       49901
Air Liquide ADR                 Common       9126202         430     21011SH               Sole        N/A       21011
Automatic Data Proc             Common      53015103        1973     48999SH               Sole        N/A       48999
Banco Santander Central         Common      05964H10         429     40877SH               Sole        N/A       40877
Bank of America                 Common      60505104        1105     76891SH               Sole        N/A       76891
Bank of New York Mellon         Common      64057102        1311     53082SH               Sole        N/A       53082
Bank of Nova Scotia             Common      64149107         341      7416SH               Sole        N/A        7416
BB&T Corporation                Common      54937107        2158     82023SH               Sole        N/A       82023
Becton Dickinson                Common      75887109        2106     31144SH               Sole        N/A       31144
BHP Billiton ADR                Common       8860610         705     11378SH               Sole        N/A       11378
Canon ADR                       Common     138006309         286      7674SH               Sole        N/A        7674
Carbo Ceramics                  Common     140781105        3178     44016SH               Sole        N/A       44016
Cemex ADR                       Common      15129088         254     26292SH               Sole        N/A       26292
Coca-Cola                       Common     191216100        1990     39696SH               Sole        N/A       39696
ConocoPhillips                  Common     20825C104        1583     32244SH               Sole        N/A       32244
Costco Wholesale Corp Del       Common     22160K105        2081     37954SH               Sole        N/A       37954
Credit Suisse                   Common      22540110         404     10800SH               Sole        N/A       10800
Cummins Inc                     Common     231021106         268      4120SH               Sole        N/A        4120
Dassault Systems ADR            Common      23754510         361      5897SH               Sole        N/A        5897
Deere & Company                 Common     244199105        2624     47124SH               Sole        N/A       47124
Dentsply International          Common     249030107        1962     65610SH               Sole        N/A       65610
DuPont                          Common     263534107        2084     60236SH               Sole        N/A       60236
Eli Lilly                       Common     532457108        1478     44117SH               Sole        N/A       44117
ENI S P A Sponsored Adr         Common      26874R10         385     10528SH               Sole        N/A       10528
Exxon Mobil                     Common     30231G102        3843     67335SH               Sole        N/A       67335
Fanuc Ltd Ord                   Common     J13440102         345      3012SH               Sole        N/A        3012
FedEX Corp                      Common     31428X106         930     13262SH               Sole        N/A       13262
General Electric Co             Common     369604103        2340    162251SH               Sole        N/A      162251
General Mills                   Common     370334104        2435     68541SH               Sole        N/A       68541
Google Inc Class A              Common      38259P50        1557      3499SH               Sole        N/A        3499
Grupo Modelo                    Common      P4833F10         237     47859SH               Sole        N/A       47859
Honda Motor ADR                 Common      43812830         300     10451SH               Sole        N/A       10451
HSBC Holdings ADR               Common      40428040         484     10627SH               Sole        N/A       10627
Idexx Laboratories              Common     45168D104        2526     41479SH               Sole        N/A       41479
Illinois Tool Works Inc         Common     452308109        1747     42324SH               Sole        N/A       42324
Intel                           Common     458140100        1876     96464SH               Sole        N/A       96464
Internatl Business Mach         Common     459200101        3676     29774SH               Sole        N/A       29774
J P Morgan Chase & Co Inc       Common     46625H100        1889     51606SH               Sole        N/A       51606
Johnson & Johnson               Common     478160104        4917     83249SH               Sole        N/A       83249
Kimberly Clark                  Common     494368103        2792     46049SH               Sole        N/A       46049
Kimberly Clark de Mexico        Common      P6069411         183     31509SH               Sole        N/A       31509
Laboratory CP Amer Hldgs        Common     50540R409        1944     25794SH               Sole        N/A       25794
Lowes                           Common     548661107        1710     83750SH               Sole        N/A       83750
Makita Corp ADR                 Common     560877300         275     10327SH               Sole        N/A       10327
McCormick & Company             Common     579780206        1865     49125SH               Sole        N/A       49125
McDonalds                       Common     580135101         252      3833SH               Sole        N/A        3833
MDU Resources Group Inc         Common     552690109        1379     76505SH               Sole        N/A       76505
Medtronic Inc.                  Common     585055106        1801     49658SH               Sole        N/A       49658
Merck & Co Inc                  Common     58933Y105        2014     57600SH               Sole        N/A       57600
Microsoft                       Common     594918104        1884     81898SH               Sole        N/A       81898
National Fuel Gas               Common     636180101        1683     36678SH               Sole        N/A       36678
Nestle SA Rep Rg Sh ADR         Common     641069406         479      9898SH               Sole        N/A        9898
Novartis ADR                    Common     66987V109         572     11837SH               Sole        N/A       11837
Novo Nordisk A S Adr            Common     670100205         422      5213SH               Sole        N/A        5213
Potash Corp Saskatchewan        Common     73755L107         258      2993SH               Sole        N/A        2993
Proctor & Gamble                Common     742718109        3546     59116SH               Sole        N/A       59116
Progress Energy, Inc            Common     743263105        1734     44201SH               Sole        N/A       44201
Royal Bank Canada PV$1          Common      78008710         306      6395SH               Sole        N/A        6395
Royal Dutch Shell PLC           Common     780259206         429      8533SH               Sole        N/A        8533
Salix Pharmaceuticals LTD       Common     795435106        1754     44943SH               Sole        N/A       44943
Sanofi Aventis Spon ADR         Common      80105N10         382     12710SH               Sole        N/A       12710
SAP AG ADR                      Common      80305420         317      7157SH               Sole        N/A        7157
Scana                           Common     80589M102        1303     36432SH               Sole        N/A       36432
SKF ADR                         Common      78437540         373     20544SH               Sole        N/A       20544
Swiss Reins Spnsd ADR           Common      87088720         370      8930SH               Sole        N/A        8930
Tele Norte Leste Part ADR       Common     879246106         282     18854SH               Sole        N/A       18854
Telefonica SA ADR               Common     879382208         393      7085SH               Sole        N/A        7085
Teva Pharmaceuticals            Common     881624209         450      8647SH               Sole        N/A        8647
Total SA Sponsor ADR            Common     89151E109         249      5589SH               Sole        N/A        5589
Toyota Motor Corp. ADR          Common      89233130         437      6367SH               Sole        N/A        6367
Tullow Oil PLC GBP10            Common      G9123510         357     23776SH               Sole        N/A       23776
Unilever PLC NEW ADR            Common      90476770         604     22594SH               Sole        N/A       22594
Union Pacific Corp              Common      90781810         378      5438SH               Sole        N/A        5438
United Parcel Service Class B   Common     911312106         851     14967SH               Sole        N/A       14967
Vale Sa Adr                     Common     91912E105         236      9693SH               Sole        N/A        9693
Wal Mart Stores Inc             Common     931142103        1908     39687SH               Sole        N/A       39687
Wells Fargo & Co                Common     949746104        1786     69749SH               Sole        N/A       69749
Wilmington Trust                Common     971807102        1436    129477SH               Sole        N/A      129477

TOTAL:  $103602 (thousands)

